Borrowings - Summary of assets pledged as security (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Pledge of assets:
Inventories	€ 11,161	€ 17,773
Property, plant and equipment	7,053	8,977
Trade receivables	1,016	1,865
Other current assets	1,039	1,462
At December 31,	€ 20,269	€ 30,077